5. Revenue (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amphivena
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 200	€ 3,400	€ 4,800
Leukemia & Lymphoma Society
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	200	400	1,600
AbCheck
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 1,600	€ 2,400	€ 1,100